Accrued Expenses and Other Payables - Schedule of Accrued Expenses and other payables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Accruals for operating expenses:
Staff costs	$ 42,962	$ 41,684
Other professional fees	42,730	80,066
Auditor’s remuneration	140,000	140,000
Other payables	3
Total	$ 225,695	$ 261,750